Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENT–49.21%
INVESTMENT COMPANY–49.21%
Equity Fund–49.21%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Nasdaq-100 Index Fund	508,733	$8,193,650
Total Affiliated Investment (Cost $6,785,387)		8,193,650
UNAFFILIATED INVESTMENTS–55.71%
INVESTMENT COMPANY–0.25%
Money Market Fund–0.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	42,724	42,724
Total Investment Company (Cost $42,724)		42,724

	Number of Contracts

OPTIONS PURCHASED–55.46%
CENTRALLY CLEARED–55.46%
Call Options–48.83%
Invesco QQQ TrustSM Series 1 ETF Strike price $10.58, expiration date 6/17/26, notional amount $38,088	36	2,039,131
Invesco QQQ TrustSM Series 1 ETF Strike price $11.80, expiration date 9/16/26, notional amount $42,480	36	2,032,684
Invesco QQQ TrustSM Series 1 ETF Strike price $12.01, expiration date 12/16/26, notional amount $43,236	36	2,030,057
Invesco QQQ TrustSM Series 1 ETF Strike price $11.90, expiration date 3/17/27, notional amount $42,840	36	2,029,780
		8,131,652
	Number of Contracts	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
OPTIONS PURCHASED (continued)
CENTRALLY CLEARED (continued)
Put Options–6.63%
Invesco QQQ TrustSM Series 1 ETF Strike price $528.99, expiration date 6/17/26, notional amount $3,755,829	71	$78,846
Invesco QQQ TrustSM Series 1 ETF Strike price $590.00, expiration date 9/16/26, notional amount $4,189,000	71	279,980
Invesco QQQ TrustSM Series 1 ETF Strike price $600.41, expiration date 12/16/26, notional amount $4,262,911	71	363,516
Invesco QQQ TrustSM Series 1 ETF Strike price $594.90, expiration date 3/17/27, notional amount $4,223,790	71	380,984
		1,103,326
Total Options Purchased (Cost $9,311,298)		9,234,978
Total Unaffiliated Investments (Cost $9,354,022)		9,277,702

TOTAL INVESTMENTS–104.92% (Cost $16,139,409)	17,471,352

	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN–(4.75)%
CENTRALLY CLEARED–(4.75)%
Call Options–(1.42)%
Invesco QQQ TrustSM Series 1 ETF Strike price $620.19, expiration date 6/17/26, notional amount $(4,403,349)	(71)	$(58,447)
Invesco QQQ TrustSM Series 1 ETF Strike price $684.16, expiration date 9/16/26, notional amount $(4,857,536)	(71)	(29,305)
Lincoln Hedged Nasdaq-100 Fund–1

Lincoln Hedged Nasdaq-100 Fund
Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
CENTRALLY CLEARED (continued)
Call Options (continued)
Invesco QQQ TrustSM Series 1 ETF Strike price $704.40, expiration date 12/16/26, notional amount $(5,001,240)	(71)	$(52,309)
Invesco QQQ TrustSM Series 1 ETF Strike price $706.15, expiration date 3/17/27, notional amount $(5,013,665)	(71)	(96,482)
(236,543)
Put Options–(3.33)%
Invesco QQQ TrustSM Series 1 ETF Strike price $465.51, expiration date 6/17/26, notional amount $(3,305,121)	(71)	(28,676)
Invesco QQQ TrustSM Series 1 ETF Strike price $519.20, expiration date 9/16/26, notional amount $(3,686,320)	(71)	(127,490)
Invesco QQQ TrustSM Series 1 ETF Strike price $528.36, expiration date 12/16/26, notional amount $(3,751,356)	(71)	(188,081)
Invesco QQQ TrustSM Series 1 ETF Strike price $523.51, expiration date 3/17/27, notional amount $(3,716,921)	(71)	(210,685)
(554,932)
Total Options Written (Premiums received $(1,111,311))		(791,475)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(27,386)
NET ASSETS APPLICABLE TO 1,448,021 SHARES OUTSTANDING–100.00%	$16,652,491

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
See accompanying notes.
Lincoln Hedged Nasdaq-100 Fund–2

Lincoln Hedged Nasdaq-100 Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANY-49.21%@
Equity Fund-49.21%@
✧✧LVIP SSGA Nasdaq-100 Index Fund	$8,157,365	$1,586,882	$1,042,693	$(22,857)	$(485,047)	$8,193,650	508,733	$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
Lincoln Hedged Nasdaq-100 Fund–3